UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(877) 721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

FORM N-Q

AUGUST 31, 2014

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 93.5%
Education - 7.9%
Madison County, NY, Capital Resource Corp. Revenue, Colgate University Project	5.000%	7/1/25	$565,000	$673,259
New York State Dormitory Authority Revenue:
Fordham University	5.000%	7/1/23	1,000,000	1,119,320
Non-State Supported Debt, Manhattan Marymount	5.000%	7/1/24	5,285,000	5,653,259
Non-State Supported Debt, New School University	5.250%	7/1/30	9,000,000	9,912,690
Suffolk County, NY, Industrial Development Agency, Civic Facilities Revenue, New York Institute of Technology Project	5.000%	3/1/26	2,000,000	2,030,100

Total Education				19,388,628

Health Care - 16.5%
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	5.000%	7/1/27	5,690,000	6,306,511
Winthrop University Hospital Assistance Project	5.000%	7/1/27	2,000,000	2,235,620
New York State Dormitory Authority Revenue:
Municipal Health Facility	5.000%	1/15/25	5,000,000	5,528,500
Non-State Supported Debt, Mount Sinai Hospital	5.000%	7/1/23	3,000,000	3,453,270
Non-State Supported Debt, North Shore Long Island Jewish Health System	5.000%	5/1/21	3,000,000	3,391,200
Non-State Supported Debt, North Shore Long Island Jewish Health System	5.000%	5/1/22	2,305,000	2,583,767
Non-State Supported Debt, North Shore Long Island Jewish Health System	5.000%	5/1/23	2,150,000	2,392,907
Non-State Supported Debt, North Shore-Long Island Jewish Health Care Inc.	5.000%	5/1/26	3,000,000	3,394,380
Non-State Supported Debt, NYU Hospitals Center	5.250%	7/1/24	4,000,000	4,616,160
Schenectady County, NY, Capital Resource Corp. Revenue, FHA 242, Ellis Hospital	1.750%	2/15/18	560,000	559,810
Suffolk County, NY, Economic Development Corp. Revenue, Catholic Health Services	5.000%	7/1/22	5,000,000	5,766,100

Total Health Care				40,228,225

Housing - 3.0%
New York City, NY, HDC Revenue	5.000%	7/1/22	4,000,000	4,750,360
New York City, NY, HDC, MFH Revenue	4.750%	11/1/29	2,500,000	2,611,275

Total Housing				7,361,635

Industrial Revenue - 6.3%
Essex County, NY, IDA, PCR, International Paper Co. Project	5.700%	7/1/16	750,000	791,835	(a)
New York State Energy Research & Development Authority Revenue, Niagara Mohawk Power Corp.	0.384%	7/1/29	1,000,000	927,953	(b)
New York State Energy Research & Development Authority, PCR:
Rochester Gas & Electric Corp., NATL	4.750%	7/1/16	2,250,000	2,407,275	(b)(c)
Rochester Gas & Electric Corp., NATL	5.000%	8/1/16	6,450,000	6,932,589	(b)(c)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	4,000,000	4,390,000

Total Industrial Revenue				15,449,652

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Leasing - 2.3%
Capital District Youth Center, Lease Revenue, LOC-KeyBank N.A.	6.000%	2/1/17	$180,000	$180,072
New York State Dormitory Authority Revenue:
State University Dormitory Facilities	5.000%	7/1/23	1,685,000	1,896,703
State University Dormitory Facilities	5.000%	7/1/24	3,050,000	3,425,974

Total Leasing				5,502,749

Local General Obligation - 8.5%
Monroe County, NY, GO, Public Improvement	6.000%	3/1/18	1,000,000	1,151,790
New York, NY, GO	5.000%	8/1/21	7,030,000	8,434,524
New York, NY, GO	5.000%	5/15/22	4,000,000	4,636,560
Nyack, NY, GO, Union Free School District, FGIC	5.250%	12/15/15	630,000	670,748
Rockland County, NY, Solid Waste Management Authority	5.750%	12/15/23	5,000,000	5,882,250

Total Local General Obligation				20,775,872

Other - 1.4%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	5.750%	7/15/18	1,400,000	1,557,808
Municipal Assistance Corp. for the City of Troy, NY, Capital Appreciation, NATL	0.000%	1/15/19	1,990,000	1,855,516

Total Other				3,413,324

Power - 0.6%
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/27	1,250,000	1,511,963

Special Tax Obligation - 28.0%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	5.750%	7/15/20	4,355,000	4,909,609
Build NYC Resource Corp., NY, Revenue:
YMCA of Greater New York Project	5.000%	8/1/18	1,345,000	1,518,653
YMCA of Greater New York Project	5.000%	8/1/19	1,450,000	1,658,945
New York City, NY, TFA Revenue, Future Tax Secured	5.000%	5/1/24	8,000,000	9,290,320
New York City, NY, Trust for Cultural Resources Revenue, Lincoln Center for the Performing Arts Inc.	5.750%	12/1/18	5,000,000	5,897,100
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/19	1,670,000	1,904,285
New York State Dormitory Authority, State Personal Income Tax Revenue	5.250%	2/15/20	7,000,000	8,277,430
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/23	2,500,000	2,837,650
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose	5.000%	2/15/25	2,500,000	3,041,750
New York State Thruway Authority Personal Income Tax Revenue:
Transportation	5.000%	3/15/23	500,000	609,650
Transportation	5.000%	3/15/24	1,705,000	2,064,124
Transportation	5.000%	3/15/25	1,000,000	1,197,770
New York State Urban Development Corp. Revenue, Refunding Service Contract	5.250%	1/1/25	4,245,000	4,831,107
United Nations Development Corp., NY, Revenue	5.000%	7/1/23	3,000,000	3,373,650
United Nations Development Corp., NY, Revenue	5.000%	7/1/25	4,000,000	4,478,800
United Nations Development Corp., NY, Revenue	5.000%	7/1/26	3,000,000	3,343,140
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	3,250,000	3,726,710

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - 28.0% (continued)
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	5.000%	10/1/25	$5,000,000	$5,481,650

Total Special Tax Obligation				68,442,343

State General Obligation - 0.8%
Puerto Rico Commonwealth, GO:
Public Improvement	5.250%	7/1/23	1,500,000	1,215,315
Public Improvement	5.000%	7/1/41	1,000,000	725,960

Total State General Obligation				1,941,275

Transportation - 13.9%
MTA, NY, Revenue	5.250%	11/15/23	5,760,000	6,783,321
MTA, NY, Revenue	6.250%	11/15/23	3,500,000	4,226,075
MTA, NY, Revenue	5.000%	11/15/25	1,500,000	1,754,160
New York City, NY, Industrial Development Agency, Airport Facilities Revenue	5.000%	7/1/17	2,215,000	2,411,249	(a)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	3,000,000	3,495,660
New York State Thruway Authority, Second General Highway & Bridge Trust Fund	5.000%	4/1/23	4,000,000	4,640,760
New York State Thruway Authority, State Personal Income Tax Revenue	5.000%	3/15/19	1,000,000	1,131,620
Niagara Falls, Bridge Commission Toll Revenue, FGIC	5.250%	10/1/15	60,000	60,531
Port Authority of New York & New Jersey Revenue	5.000%	9/1/25	2,000,000	2,367,780	(a)
Port Authority of New York & New Jersey Revenue	5.000%	9/1/26	5,935,000	6,964,426	(a)(d)

Total Transportation				33,835,582

Water & Sewer - 4.3%
New York State Environmental Facilities Corp., State Clean Water & Drinking Revenue	5.250%	6/15/22	5,915,000	6,991,412
New York State Environmental Facilities Corp., State Clean Water & Drinking Revenue:
Revolving Funds, NYC Municipal Water Finance Projects, Second Resolution	5.000%	6/15/23	1,250,000	1,550,562
Revolving Funds, NYC Municipal Water Finance Projects, Second Resolution	5.000%	6/15/24	1,500,000	1,839,015

Total Water & Sewer				10,380,989

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $208,362,767)				228,232,237

SHORT-TERM INVESTMENTS - 5.6%
Finance - 1.8%
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Citibank N.A.	0.040%	8/1/31	360,000	360,000	(e)(f)
Future Tax Secured, SPA-Dexia Credit Local	0.200%	8/1/22	450,000	450,000	(e)(f)
Future Tax Secured, SPA-Dexia Credit Local	0.200%	8/1/23	1,480,000	1,480,000	(e)(f)
Future Tax Secured, SPA-Dexia Credit Local	0.200%	8/1/31	200,000	200,000	(e)(f)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.200%	11/1/22	1,920,000	1,920,000	(e)(f)

Total Finance				4,410,000

General Obligation - 1.5%
New York City, NY, GO:
LIQ-Dexia Credit Local	0.230%	4/1/35	500,000	500,000	(e)(f)
SPA-Dexia Credit Local	0.200%	8/1/28	2,025,000	2,025,000	(e)(f)
Subordinated, LOC-Dexia Credit Local	0.200%	3/1/34	200,000	200,000	(e)(f)
Oregon State, GO, Veterans Welfare, SPA-U.S. Bank N.A.	0.030%	6/1/41	200,000	200,000	(e)(f)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
General Obligation - 1.5% (continued)
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Dexia Credit Local	0.050%	8/1/37	$800,000	$800,000	(e)(f)

Total General Obligation				3,725,000

Health Care - 0.5%
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.040%	12/1/41	200,000	200,000	(e)(f)
Illinois State Finance Authority Revenue, Northwestern Memorial Hospital-A-2	0.040%	8/15/42	400,000	400,000	(e)(f)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.040%	1/15/27	200,000	200,000	(e)(f)
Rochester, MN, Health Care Facilities Revenue:
Mayo Clinic, SPA-Northern Trust Co.	0.030%	11/15/38	100,000	100,000	(e)(f)
Mayo Foundation, SPA-Bank of America N.A.	0.030%	8/15/32	200,000	200,000	(e)(f)

Total Health Care				1,100,000

Housing: Multi-Family - 0.5%
New York City, NY, HDC, MFH Revenue, LIQ-JPMorgan Chase	0.030%	5/1/18	1,100,000	1,100,000	(e)(f)
New York State Housing Finance Agency Revenue, Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.030%	5/1/45	100,000	100,000	(e)(f)

Total Housing: Multi-Family				1,200,000

Industrial Revenue - 0.9%
Mississippi State Business Finance Commission Gulf Opportunity Revenue, Chevron U.S.A. Inc.	0.040%	11/1/35	100,000	100,000	(e)(f)
Raleigh, NC, COP, Downtown Improvement Project, SPA-Wells Fargo Bank N.A.	0.040%	2/1/34	2,200,000	2,200,000	(e)(f)

Total Industrial Revenue				2,300,000

Transportation - 0.2%
Triborough Bridge & Tunnel Authority, NY, Revenues	0.040%	11/1/35	600,000	600,000	(e)(f)

Water & Sewer - 0.2%
Las Vegas Valley, NV, Water District, GO, Water Improvement, SPA-Dexia Credit Local	0.150%	6/1/36	100,000	100,000	(e)(f)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Dexia Credit Local	0.200%	6/15/32	300,000	300,000	(e)(f)

Total Water & Sewer				400,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $13,735,000)				13,735,000

TOTAL INVESTMENTS - 99.1% (Cost - $222,097,767#)				241,967,237
Other Assets in Excess of Liabilities - 0.9%				2,145,898

TOTAL NET ASSETS - 100.0%				$244,113,135

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Maturity date shown represents the mandatory tender date.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(f)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2014

Abbreviations used in this schedule:

COP	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
GO	— General Obligation
HDC	— Housing Development Corporation
IDA	— Industrial Development Authority
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PSFG	— Permanent School Fund Guaranty
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

Ratings Table*
Standard & Poor’s/Moody’s/Fitch**

AAA/Aaa	17.5%
AA/Aa	33.8
A	26.1
BBB/Baa	16.1
BB/Ba	0.8
A-1/VMIG 1	5.7

100.0%

*	As a percentage of total investments.
**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$228,232,237	—	$228,232,237
Short-term investments†	—	13,735,000	—	13,735,000

Total investments	—	$241,967,237	—	$241,967,237

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$81,173	—	—	$81,173

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$20,236,834
Gross unrealized depreciation	(367,364)

Net unrealized appreciation	$19,869,470

Notes to Schedule of Investments (unaudited) (continued)

At August 31, 2014, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	82	12/14	$11,406,515	$11,487,688	$(81,173)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at August 31, 2014.

Futures Contracts
Primary Underlying Risk	Unrealized Depreciation
Interest Rate Risk	$(81,173)

During the period ended August 31, 2014, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$9,909,988

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	October 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	October 22, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 22, 2014